Related Party Transactions (Details) - Schedule of Related Parties Receivables - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Related Party Transaction [Line Items]
Total related parties receivables	$ 1,174,245	$ 457,469
Mr. Bo Bai [Member]
Related Party Transaction [Line Items]
Total related parties receivables		23,165
Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd, [Member]
Related Party Transaction [Line Items]
Total related parties receivables	13,534	846
Mr. Xuemei Rang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	147,788	146,233
Mr. Shuibo Zhang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	18,922	80,496
Mr. Qi Zhang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	3,002	3,753
Mr. Ruchun Huang [Member]
Related Party Transaction [Line Items]
Total related parties receivables	30,703	30,432
Zhejiang Jiuzi New Energy Network Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Total related parties receivables	226,979	172,544
Hangzhou Jiuyao New Energy Automobile Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total related parties receivables	$ 733,317